Inventory	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Inventory

16. Inventory

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Finished goods and work in in progress	336,501	114,694	42,970
Goods in transit	28,084	—	—

Inventory	364,585	114,694	42,970

At each reporting period the Group recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value. Further detail on the estimates made in the calculation of net realizable value is set out in Note 4.2.

As at December 31 the inventory provision is stated as follows:

	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Gross inventory	369,532	118,203	43,969
Inventory provision	(4,947)	(3,509)	(999)

Inventory	364,585	114,694	42,970

During the year £447.2 million (2020: £161.2 million) was recognized as an expense for inventory carried at net realizable value. This is recognized in cost of sales.

The sensitivity of the inventory provision, based upon a 2% change in the expected selling price of inventory input, is as follows:

	Change in expected selling price estimate	Change in inventory provision 2021	Change in inventory provision 2020
	%	£’000	£’000
Inventory provision	+2	1,417	882
Inventory provision	−2	(1,904)	(1,132)

As at December 31, 2021 inventory of £273.3 million (2020: £96.3 million) was held as a security against stocking loans.